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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 -----------------------------------------
   Address:      30 Rowes Wharf
                 -----------------------------------------
                 Boston, MA 02110
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-04219
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   617-772-8525
         -------------------------------

Signature, Place, and Date of Signing:
Kim Carroll                        Boston, MA           10/18/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                                                                  ITEM 6:
                                                                            INVESTMENT DISCRETION
                                                                                    (b)
                                                                                   SHARED-                     ITEM 8:
                                                                                     AS            ITEM 7:     VOTING
                                 ITEM 2:                  ITEM 4:     ITEM 5:      DEFINED         MANAGERS  AUTHORITY
                                 TITLE       ITEM 3:       FAIR      SHARES OF       IN     (c)      SEE      (SHARES)
ITEM 1:                           OF         CUSIP         MARKET     PRINCIPAL (a) INSTR. SHARED-  INSTR. (a)  (b)    (c)
NAME OF ISSUER                   CLASS       NUMBER        VALUE       AMOUNT  SOLE   V    OTHER     V    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abgenix                          Common      00039B107   $3,212,550    495,000  X                    NA    X
Adolor                           Common      00724X102   $7,263,762    518,100  X                    NA    X
Aradigm                          Common      038505103      735,000    350,000  X                    NA    X
Biofield                         Common      090591207      351,547    878,866  X                    NA    X
Biofield (Restricted)            Common      090591207      320,000  1,000,000  X                    NA    X
Biopure                          Common      09065H915      594,111    169,746  X                    NA    X
BioTransplant                    Common      09066Y107    1,239,782    712,518  X                    NA    X
Catalytica Energy Systems        Common      148884109      445,947    128,515  X                    NA    X
Celgene                          Common      151020104   11,619,600    690,000  X                    NA    X
Cephalon                         Common      156708109    3,673,800     90,000  X                    NA    X
Corixa                           Common      21887F100    4,536,059    716,597  X                    NA    X
Cubist Pharmaceuticals           Common      229990981    4,895,405    958,005  X                    NA    X
CV Therapeutics                  Common      126667104   11,423,279    546,307  X                    NA    X
Cytyc                            Common      232946103    4,655,546    434,286  X                    NA    X
deCODE Genetics                  Common       24386104    1,639,000    745,000  X                    NA    X
Digene                           Common      253752109      217,250     27,500  X                    NA    X
Dyax                             Common      26746E103    1,346,874    694,265  X                    NA    X
Endocardial Solutions            Common      292962107    5,383,331  1,666,666  X                    NA    X
Endologix                        Common      292665106      330,000    330,000  X                    NA    X
Envirogen                        Common      294040100       11,250     20,833  X                    NA    X
EP MedSystems                    Common      26881P103    2,150,000  1,075,000  X                    NA    X
Exelixis                         Common      30161Q104    6,048,900  1,222,000  X                    NA    X
Genzyme                          Common      372917104    5,544,090    269,000  X                    NA    X
Gilead Sciences                  Common      37555B103   24,364,105    726,636  X                    NA    X
IDEXX Laboratories               Common      45168D104    7,737,000    250,000  X                    NA    X
IVAX                             Common      465823102    4,392,660    358,000  X                    NA    X
Lexicon Genetics                 Common      288872104      743,855    185,500  X                    NA    X
Lynx Therapeutics                Common      551812308    1,349,800  1,985,000  X                    NA    X
Martek Biosciences               Common      572901106   12,780,069    780,224  X                    NA    X
MedImmune                        Common      584699102    6,903,600    330,000  X                    NA    X
Molecular Devices                Common      60851C107    3,637,508    290,768  X                    NA    X
Orthovita                        Common      68750U102    4,675,000  1,700,000  X                    NA    X
Quintiles Transnational          Common      748767100    1,454,079    152,900  X                    NA    X
Rigel Pharmaceuticals            Common      766559108    1,644,000  1,027,500  X                    NA    X
Telik                            Common      87959M109    8,253,313    666,665  X                    NA    X
Teva Pharmaceutical Industries   Common      881624209    6,700,000    100,000  X                    NA    X
Transkaryotic Therapies          Common      893735100   12,398,446    382,550  X                    NA    X
Tularik                          Common      899165104    2,777,025    405,405  X                    NA    X
Versicor                         Common      925314106    5,937,938    696,941  X                    NA    X
Vertex Pharmaceuticals           Common      92532F100    3,507,553    189,700  X                    NA    X
WebMD                            Common      94769M105    3,825,375    757,500  X                    NA    X

COLUMN TOTALS                                          $190,718,409

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